Cover	6 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F of TMD Energy Limited (the “Company”) for the transition period from January 1, 2025 to June 30, 2025, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 29, 2025 (the “Original Filing”). The Company is filing this Amendment in response to a comment letter received from the staff of the Division of Corporation Finance of the SEC dated April 15, 2026 (the “Comment Letter”), regarding the classification of advances to related parties in the Company’s Consolidated Statements of Cash Flows.This Amendment revises the Consolidated Statements of Cash Flows for the six months ended June 30, 2025 and the year ended December 31, 2024. Additionally, this Amendment includes corresponding conforming revisions to the Cash Flows and Working Capital discussion under Item 5. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment No. 1 also includes, as Exhibits 12.1 and 12.2, the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, and, as Exhibits 13.1 and 13.2, the certifications of the Chief Executive Officer and the Chief Financial Officer of the Company pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Except as expressly set forth in this Amendment, the Original Filing has not been amended, updated or otherwise modified. This Amendment does not reflect events that may have occurred after the date of the Original Filing or modify or update any disclosures that may have been affected by such events.
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	true
Document Shell Company Report	false
Document Period Start Date	Jan. 01, 2025
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Securities Act File Number	001-42604
Entity Registrant Name	TMD ENERGY LIMITED
Entity Central Index Key	0002009714
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50480
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	TMDE
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	23,565,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Malaysia
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50480
City Area Code	+603
Local Phone Number	6419 1266
Contact Personnel Name	Dato’ Sri Kam Choy Ho
Contact Personnel Email Address	corporate@tmdel.com